INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
INCOME TAXES
Tax loss carry-forward	$ 17,791
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Net income before provision for income taxes and (loss)//gain from equity method investment	$ 40,155	$ 32,183	$ 18,583
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 10,039	$ 8,046	$ 4,646
Change in valuation allowance	217	704	126
Expenses not deductible for tax purposes	593	440	631
Effect of income tax rate difference for entities under individual income tax rate of 35%	401	390	129
Loss utilized for entities under individual income tax rate of 35%	(315)	(99)	(153)
Effect of income tax rate differences in other jurisdictions	2,429	620	755
Tax holidays and preferential tax rates	(84)
Income tax expenses	$ 13,280	$ 10,101	$ 6,134
Individual income tax rate (as a percent)	35.00%	35.00%	35.00%